Closed Restaurant Reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012
Restructuring Reserve [Roll Forward]
Closed restaurant reserves, beginning of period	$ 515	$ 577
Additions—store closing costs incurred, accretion	483	140
Decreases—payments	(210)	(202)
Closed restaurant reserves, end of period	$ 788	$ 515